Statutory Reserves	12 Months Ended
May 31, 2024
Text Block [Abstract]
Statutory Reserves
23.	STATUTORY RESERVES
Prior to payment of dividends, pursuant to the laws applicable to the PRC’s Foreign Investment Enterprises, the Company’s subsidiaries and the VIEs in the PRC must make appropriations from after-tax
profit to
non-distributable
reserve funds as determined by the board of directors of each company. These reserves include (i) general reserve and (ii) the development fund.
Subject to certain cumulative limits, the general reserve requires annual appropriations of 10% of after-tax
profits as determined under the PRC laws and regulations at each year-end
until the balance reaches 50% of the PRC entity registered capital; the other reserve appropriations are at the Company’s discretion. These reserves can only be used for specific purposes of enterprise expansion and are not distributable as cash dividends. For the years ended May 31, 2022, 2023 and 2024, US$2,828, US$3,620 and US$4,162 were accrued for the general reserve, respectively.
The PRC laws and regulations require private schools that require reasonable returns to make annual appropriations of 25% of after-tax
income prior to payments of dividend to its development fund, which is to be used for the construction or maintenance of the school or procurement or upgrading of educational equipment, while in the case of a private school that does not require reasonable return, this amount should be equivalent to no less than
25
%
of the annual increase of net assets of the school as determined in accordance with generally accepted accounting principles in the PRC. In the case of a for-profit private school, this amount shall be no less than 10% of the audited annual net income of the school, while in the case of a non-profit private school, this amount shall be equal to no less than 10% of the audited annual increase in the unrestricted net assets of the school, if any. For the years ended May 31, 2022, 2023 and 2024, the Company reversed
US$2,512, made US$13,222 and made US$16,929 to the development fund, respectively.
These reserves are included as statutory reserves in the consolidated statements of changes in equity. The Group allocated US$316, US$16,842 and US$21,091 to statutory reserves for the years ended May 31, 2022, 2023 and 2024, respectively.